CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                  June 5, 2020


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:            First Trust Exchange-Traded Fund VIII)
                 (Registration Nos. 333-210186 and 811-23147)
                -----------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VIII (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 139 and under the Investment Company Act of 1940, as amended, Amendment No. 141 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to FT Cboe Vest U.S. Equity Buffer ETF - June, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) of the 1933 Act and will go automatically effective on June 8, 2020.

      We believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.



                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP

                                            By: /s/ Eric F. Fess
                                                -------------------------
                                                    Eric F. Fess



Enclosures